Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
CTIVP – Westfield Select Large Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Select Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP ® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 36	0.69% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 1,744,195,540
Holdings Count | Holding	33
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,744,195,540
Total number of portfolio holdings	33
Portfolio turnover for the reporting period	24%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	11.4%
Microsoft Corp.	8.5%
Apple, Inc.	7.2%
Meta Platforms, Inc., Class A	6.8%
Amazon.com, Inc.	6.1%
Ascendis Pharma A/S ADR	5.3%
Alphabet, Inc., Class A	4.9%
Axon Enterprise, Inc.	4.7%
TransDigm Group, Inc.	3.5%
GE Vernova, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	11.4%
Microsoft Corp.	8.5%
Apple, Inc.	7.2%
Meta Platforms, Inc., Class A	6.8%
Amazon.com, Inc.	6.1%
Ascendis Pharma A/S ADR	5.3%
Alphabet, Inc., Class A	4.9%
Axon Enterprise, Inc.	4.7%
TransDigm Group, Inc.	3.5%
GE Vernova, Inc.	2.9%

CTIVP – Westfield Select Large Cap Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Select Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP ® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 48	0.94% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 1,744,195,540
Holdings Count | Holding	33
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,744,195,540
Total number of portfolio holdings	33
Portfolio turnover for the reporting period	24%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	11.4%
Microsoft Corp.	8.5%
Apple, Inc.	7.2%
Meta Platforms, Inc., Class A	6.8%
Amazon.com, Inc.	6.1%
Ascendis Pharma A/S ADR	5.3%
Alphabet, Inc., Class A	4.9%
Axon Enterprise, Inc.	4.7%
TransDigm Group, Inc.	3.5%
GE Vernova, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	11.4%
Microsoft Corp.	8.5%
Apple, Inc.	7.2%
Meta Platforms, Inc., Class A	6.8%
Amazon.com, Inc.	6.1%
Ascendis Pharma A/S ADR	5.3%
Alphabet, Inc., Class A	4.9%
Axon Enterprise, Inc.	4.7%
TransDigm Group, Inc.	3.5%
GE Vernova, Inc.	2.9%

[1]	Annualized.